Provision for loan losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision for loan losses
Provision for loan losses	$ 192	$ 0	$ 0